Share Capital and Warrants - Issued and Outstanding - Common Shares (Detail) - Common Shares - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of Common Shares
Outstanding, beginning of year (in shares)	1,871,868	1,909,190
Issued Upon Exercise of Warrants	3,982	2,610
Issued Under Stock Option Plans	5,049	3,679
Purchase of Common Shares under NCIB	(55,861)	(43,611)
Outstanding, end of year (in shares)	1,825,038	1,871,868
Amount
Outstanding, Beginning of Year	$ 16,031	$ 16,320
Issued Upon Exercise of Warrants	39	26
Issued Under Stock Option Plans	68	58
Purchase of Common Shares under NCIB	(479)	(373)
Outstanding, End of Year	$ 15,659	$ 16,031